Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Swan Hedged Equity US Large Cap ETF
Shareholder Report [Line Items]
Fund Name	Swan Hedged Equity US Large Cap ETF
Class Name	Swan Hedged Equity US Large Cap ETF
Trading Symbol	HEGD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Swan Hedged Equity US Large Cap ETF for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.swanglobalinvestments.com/hedged-equity-etf/. You can also request this information by contacting us at 1-970-382-8901.
Additional Information Phone Number	1-970-382-8901
Additional Information Website	https://etfs.swanglobalinvestments.com/hedged-equity-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Swan Hedged Equity US Large Cap ETF	$88	0.79%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the one-year period stretching from Dec 1st, 2023 to Nov 30th, 2024 the Fund had a return of 21.94% vs. the 33.89% return on the S&P 500 and a 28.86% return on the Cboe 95-110 Collar index. Relative to the S&P 500 this represents a capture ratio of almost 65% and exceeded expectations. In a typical up year, the Fund expects to capture 40%-60% of the S&P 500’s gains. The Fund entered the year with put option hedges set at a price level of 5,000 on the S&P 500. As the market set record high after record high, the management of the Fund ratcheted up the levels of the put option strike prices in July and September to keep pace with the market. It is the intention of the management to perform the annual, year-end re-hedge at the end of December in order to enter 2025 with a new set of two-year put options. Throughout the year put options remained relatively inexpensive due to the bullish outlook on the market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/22/2020)
Swan Hedged Equity US Large Cap ETF NAV	21.94	9.13
S&P 500 TR	33.89	15.05
Cboe 95-110 Collar Index	28.86	10.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://etfs.swanglobalinvestments.com/hedged-equity-etf/ for more recent performance information.
Visit https://etfs.swanglobalinvestments.com/hedged-equity-etf/ for more recent performance information.

Net Assets	$ 328,915,789
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 1,980,544
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$328,915,789
Number of Holdings	10
Net Advisory Fee	$1,980,544
Portfolio Turnover	17%
30-Day SEC Yield	0.42%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust	95.6%
First American Government Obligations Fund	1.6%
S&P 500 Index, Expiration: 12/19/2025; Exercise Price: $5,750.00	1.6%
S&P 500 Index, Expiration: 12/19/2025; Exercise Price: $5,500.00	1.2%
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $5,000.00	0.0%
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $4,550.00	0.0%
S&P 500 Index, Expiration: 12/20/2024; Exercise Price: $5,000.00	0.0%
S&P 500 Index, Expiration: 12/20/2024; Exercise Price: $4,550.00	0.0%
S&P 500 Index, Expiration: 12/20/2024; Exercise Price: $4,775.00	0.0%
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $4,775.00	0.0%

Updated Prospectus Web Address	https://etfs.swanglobalinvestments.com/hedged-equity-etf/